Label	Element	Value
U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Diversified Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Diversified Real Estate ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index™ (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended February 29, 2024, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” – or indexing – investment approach to track the performance, before fees and expenses, of the Index.
USREX – U.S. Diversified Real Estate Index
The Index uses a rules-based methodology to provide diversified exposure to the liquid U.S. real estate market.
Construction of the Index begins with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens constitute the Index’s investment universe.
The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments). Companies in the Index’s investment universe may not be included in the Index due to certain leverage levels. Individual securities are subject to a maximum weighting of 4% at the time of each reconstitution of the Index.
The Index rules assign each company in the Index a classification (each, a “Property Type”) based on the percentage of the company’s assets invested in a particular property type. The Property Types included in the Index and the weight allocated to each Property Type, as of each Index reconstitution date, are as follows:

Residential	19.7%	Hotel	7.9%	Manufactured Home	2.0%
Office	16.9%	Health Care	7.5%	Self-Storage	2.0%
Industrial	14.4%	Data Center	7.4%
Retail	14.4%	Diversified	7.0%
Alternative and specialty Property Types not shown above, e.g., infrastructure, casinos, billboards, prisons, are excluded from the Index.
The Index seeks to diversify the geographic exposure of each Property Type by weighting each company within a Property Type based on the value and location of each property owned by such company. For each of the Residential, Office, Industrial, Retail, and Diversified Property Types, the Index calculates a target weight for each of the largest metropolitan areas in the United States based on factors related to population and productivity (each, a “Metro Area”), generally assigning higher target weights to Metro Areas with larger populations and greater productivity. The Index seeks to weight companies in each such Property Type so as to allocate the target weight assigned to each Metro Area, if any.
The Index also establishes target leverage levels by Property Type. Allocations to a company are reduced in proportion to the extent to which such company’s leverage level exceeds the greater of (i) the target leverage level for the applicable Property Type or (ii) the weighted average leverage level for the applicable Property Type.
The Index is reconstituted and rebalanced semi-annually in January and July. To reduce turnover, lower market capitalization and liquidity thresholds apply to companies included in the Index with respect to whether they are removed at the time of a reconstitution.
The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”) but may also include real estate companies that are not tax-qualified REITs.
The Index was created on January 9, 2018 by Vident Financial, LLC, the former parent company of Vident Asset Management (“Vident” or the “Adviser”), for use by the Fund. The Adviser now also serves as the Index provider.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in real estate companies principally traded on a U.S. exchange. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders. For purposes of the foregoing policy, the Fund defines “real estate companies” to mean companies that (i) earn a majority of their revenue or income from or have a majority of their assets invested in owning or managing real estate properties or (ii) are structured as REITs.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index, and consequently the Fund, is expected to generally be concentrated in real estate-related industries.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at videntam.com/etf/us-diversified-real-estate-etf/.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	videntam.com/etf/us-diversified-real-estate-etf/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the year-to-date period ended March 31, 2024, the Fund’s total return was 0.17%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 17.02% for the quarter ended March 31, 2019, and the lowest quarterly return was -25.49% for the quarter ended March 31, 2020.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
U.S. Diversified Real Estate ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
U.S. Diversified Real Estate ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent that the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, real estate-related industries may be out of favor and underperform other industries or groups of industries or the market as a whole.
U.S. Diversified Real Estate ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
U.S. Diversified Real Estate ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

U.S. Diversified Real Estate ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
U.S. Diversified Real Estate ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
U.S. Diversified Real Estate ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
U.S. Diversified Real Estate ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
U.S. Diversified Real Estate ETF | Models And Data Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Models and Data Risk. The composition of the Index is heavily dependent on a proprietary quantitative model as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.
U.S. Diversified Real Estate ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed, and its adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
U.S. Diversified Real Estate ETF | Real Estate Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Real Estate Investment Risk. Investments in real estate companies involve unique risks. Real estate companies, including REITs and real estate operating companies, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. Investing in real estate companies entails certain risks associated with the direct ownership of real estate, such as a decrease in value of real estate, as well as the real estate industry in general. Many factors may affect real estate values, including general, regional and local economic conditions, fluctuations in interest rates and property tax rates, the amount of new construction in a particular area, laws and regulations affecting real estate (including zoning and tax laws, environmental regulations, and other governmental action, such as the exercise of eminent domain), and the costs of owning, maintaining and improving real estate. The availability of mortgages may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, increased operating expenses, the skill of management, changes in property values and rental rates, overbuilding, losses due to natural disasters, casualty or condemnation, defaults by borrowers, and self-liquidation.
In addition to these risks, property-owning REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage-based REITs may be affected by the quality of any credit extended. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, U.S. REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments. In addition, the Fund holds interests in REITs, and it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level).
U.S. Diversified Real Estate ETF | Smaller Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Smaller Companies Risk. The equity securities of smaller companies have historically been subject to greater investment risk than securities of larger companies. The prices of equity securities of smaller companies tend to be more volatile and less liquid than the prices of equity securities of larger companies.
U.S. Diversified Real Estate ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
U.S. Diversified Real Estate ETF | USREX – U.S. Diversified Real Estate Index™ (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	USREX – U.S. Diversified Real Estate Index™(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.45%
5 Years	rr_AverageAnnualReturnYear05	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2018
U.S. Diversified Real Estate ETF | MSCI US REIT Gross Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI US REIT Gross Index(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.74%
5 Years	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2018
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PPTY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2019	rr_AnnualReturn2019	29.75%
Annual Return 2020	rr_AnnualReturn2020	(7.06%)
Annual Return 2021	rr_AnnualReturn2021	40.13%
Annual Return 2022	rr_AnnualReturn2022	(26.06%)
Annual Return 2023	rr_AnnualReturn2023	12.73%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2018
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
U.S. Diversified Real Estate ETF | U.S. Diversified Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%